Intangible Assets - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 9,344	$ 9,361	$ 9,389	$ 9,205
Mortgage servicing rights	2,591	2,512	$ 2,338	$ 2,680
Total	$ 12,647	12,711
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 108	135
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 161	194
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 59	75
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 384	$ 434
Straight line method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	7 years
Straight line method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	22 years
Straight line method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	10 years
Straight line method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	8 years
Accelerated method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	8 years
Accelerated method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	5 years
Accelerated method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	6 years
Accelerated method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	4 years